Goodwill (Details) - Schedule of changes in carrying value of goodwill - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
A summary of the changes in carrying value of goodwill is as follows:
Opening balance	$ 62,387,725	$ 6,352,720
Goodwill relating to acquisitions consummated during the period		56,423,109
Effect of exchange rate changes	(392,967)	(388,104)
Closing balance	$ 61,994,758	$ 62,387,725